Derivatives, Notional or Contractual Amounts and Fair Values of Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value derivative assets, gross	$ 98,709	$ 73,371
Fair value derivative assets, netting	(78,697)	(55,148)
Derivative assets	20,012	18,223
Fair value of derivative liabilities, gross	99,349	80,639
Fair value derivative liabilities, netting	(83,014)	(62,144)
Derivative liabilities	16,335	18,495
Designated as hedging instrument [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value derivative assets, gross	381	723
Fair value of derivative liabilities, gross	1,243	977
Designated as hedging instrument [Member] | Interest rate contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	294,127	357,096
Fair value derivative assets, gross	352	639
Fair value of derivative liabilities, gross	863	570
Designated as hedging instrument [Member] | Commodity contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	4,756	2,600
Fair value derivative assets, gross	17	24
Fair value of derivative liabilities, gross	10	12
Designated as hedging instrument [Member] | Foreign exchange contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	3,326	4,193
Fair value derivative assets, gross	12	60
Fair value of derivative liabilities, gross	370	395
Not designated as hedging instrument [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value derivative assets, gross	98,328	72,648
Fair value of derivative liabilities, gross	98,106	79,662
Not designated as hedging instrument [Member] | Interest rate contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	9,510,281	10,409,720
Fair value derivative assets, gross	28,463	31,806
Fair value of derivative liabilities, gross	30,272	36,312
Not designated as hedging instrument [Member] | Commodity contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	96,321	88,491
Fair value derivative assets, gross	2,624	2,717
Fair value of derivative liabilities, gross	1,623	2,734
Not designated as hedging instrument [Member] | Equity contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	487,097	438,458
Fair value derivative assets, gross	15,201	13,305
Fair value of derivative liabilities, gross	15,606	13,810
Not designated as hedging instrument [Member] | Foreign exchange contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	3,506,412	2,273,383
Fair value derivative assets, gross	51,944	24,707
Fair value of derivative liabilities, gross	50,555	26,762
Not designated as hedging instrument [Member] | Credit contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	47,557	60,439
Fair value derivative assets, gross	96	113
Fair value of derivative liabilities, gross	$ 50	$ 44